Investment and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Investment and Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis	The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2023 and 2022:
December 31, 2023	Level 1	Level 2	Level 3	Total
Non-current Assets
Long-term investments
Common stocks	-	-	-	-
Total assets at fair value	$-	$-	$-	$-
December 31, 2022	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$10,202	$92,279	$-	$102,481
Non-current Assets
Long-term investments
Common stocks	-	-	77,200	77,200
Total assets at fair value	$10,202	$92,279	$77,200	$179,681

Schedule of Fair Value Reconciliation of Level 3 Assets	The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2023 and 2022:
Common Stock
Balance at January 1, 2023	$77,200
Impairment	(77,200)
Balance at December 31, 2023	$-
Net change in unrealized appreciation relating to investments still held at December 31, 2023	-

Balance at January 1, 2022	$77,200
Change in unrealized appreciation, net	-
Balance at December 31, 2022	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2022	-

Schedule of Quantitative Information about the Group’s Level 3 Fair Value Measurements of Investment	The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of December 31, 2023 and 2022, which utilized significant unobservable internally-developed inputs:
December 31, 2023	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01
December 31, 2022	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Schedule of Unrealized Gains and Losses	The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (expenses), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2023, 2022 and 2021 based on the observable price in an orderly transaction for the same or similar security of the same issuers:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Upward adjustments	$6,431,088	$6,108,872	$-
Downward adjustments and impairment	-	(520,821)	-
Total unrealized gain from fair value change of non-marketable investments, net	$6,431,088	$5,588,051	$-

Schedule of Carrying Value of Our Non-Marketable Investments	The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2023 and 2022 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:
	December 31, 2023	December 31, 2022
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	6,108,872
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the year	$16,098,846	$9,667,758